SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2022
SEGMENT INFORMATION
Schedule of segment profitability and reconciliation to consolidated net loss and comprehensive loss

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
	U.S. dollars in thousands		U.S. dollars in thousands
Commercial Operations Segment Adjusted EBITDA	(2,913)	(5,471)	(12,190)	(10,482)
Research And Development Adjusted EBITDA	(3,712)	(11,846)	(6,620)	(21,797)
Financial expenses (income), net	2,552	4,235	6,451	8,946
Share-based compensation to employees and service providers	618	5,274	2,924	6,146
Depreciation	617	465	1,154	957
Amortization and impairment of intangible assets	1,299	1,830	2,900	3,657
Consolidated Comprehensive loss	11,711	29,121	32,239	51,984